Business Segment and Geographical Information - Schedule of Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Long-lived assets	$ 503,626	$ 501,517
Ireland
Segment Reporting Information [Line Items]
Long-lived assets	206,141	199,051
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets	90,097	94,046
U.S.
Segment Reporting Information [Line Items]
Long-lived assets	152,706	159,245
Rest of World
Segment Reporting Information [Line Items]
Long-lived assets	$ 54,682	$ 49,175